Stock-Based Payments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Status of Stock Options
A summary of the status of stock options as of December 31, 2021 and March 31, 2022 and changes during the three months ended March 31, 2022 is presented below:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2021	6,657,268	$8.27	7.2	$494
Granted	951,300	1.59
Exercised	(37,700)	0.04
Cancelled	(43,716)	9.93

Outstanding at March 31, 2022	7,527,152	$7.45	6.9	$26

Exercisable at March 31, 2022	4,081,501	$9.01	5.4	$26

A summary of the status of stock options as of December 31, 2021 and December 31, 2020 and changes during the year ended December 31, 2021 is presented below:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	5,468,605	$8.90	7.2	$13,124
Granted	2,417,600	7.69
Exercised	(20,134)	7.77
Cancelled	(1,208,803)	10.00

Outstanding at December 31, 2021	6,657,268	$8.27	7.2	$494

Exercisable at December 31, 2021	3,736,652	$8.86	5.8	$494

Summary of Status of Restricted Stock Units
A summary of the status of restricted stock units as of December 31, 2021 and March 31, 2022 and changes during the three months ended March 31, 2022 is presented below:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	2,687,487	$6.52
Granted	2,768,128	1.58
Vested	(739,561)	7.32
Forfeited	(176,325)	6.76

Outstanding at March 31, 2022	4,539,729	$3.37

A summary of the status of restricted stock units as of December 31, 2020 and December 31, 2021 and changes during the year ended December 31, 2021 is presented below:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	1,734,383	$7.40
Granted	1,747,554	6.31
Vested	(286,837)	7.70
Forfeited	(507,613)	8.15

Outstanding at December 31, 2021	2,687,487	$6.52

Schedule of Weighted-Average Assumptions used in Black-Scholes Option-Pricing Model
The fair value of each stock option granted was estimated on the date of grant using the Black-Scholes option-pricing model based on the following weighted-average assumptions:

	Three Months Ended March 31,
	2022	2021
Weighted-average risk-free interest rate	1.98%	0.78%
Expected dividend yield	—%	—%
Expected option term (in years)	6.07	6.08
Volatility	80.70%	82.10%

The fair value of each stock option granted was estimated on the date of grant using the Black-Scholes option-pricing model based on the following weighted-average assumptions:

	Year Ended December 31,
	2021	2020	2019
Weighted-average risk-free interest rate	0.99%	1.28%	2.42%
Expected dividend yield	—%	—%	—%
Expected option term (in years)	6.03	5.99	6.00
Volatility	81.56%	78.27%	91.35%

Summary of Stock-based Compensation Expense for Stock Options and Restricted Stock Units
The following table summarizes the stock-based compensation expense for stock options and restricted stock units granted to employees and non-employees
recorded in the Company’s condensed consolidated statements of operations:

	Three Months Ended March 31,
	2022	2021
Research and development	$1,395	$1,323
General and administrative	1,468	1,607

Total stock-based compensation expense	$2,863	$2,930

The following table summarizes the stock-based compensation expense for stock options, restricted stock units and restricted common stock granted to employees and non-employees
and from the 2016 ESPP recorded in the Company’s statements of operations:

	Year Ended December 31,
	2021	2020	2019
Research and development	$5,706	$4,732	$3,472
General and administrative	4,648	6,207	6,367

Total stock-based compensation expense	$10,354	$10,939	$9,839